UNITED STATES
                      SECURITIES aeAND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                                     For the monthly distribution period from:
                     September 26, 2006 to October 25, 2006

Commission File Number of issuing entity: 333-130223-06

                   Chase Mortgage Finance Trust Series 2006-A1
                   -------------------------------------------
                        (Exact name of issuing entity as
                           specified in its charter)

Commission File Number of depositor:  333-130223

                       Chase Mortgage Finance Corporation
                       ----------------------------------
              (Exact name of depositor as specified in its charter)

                             Chase Home Finance LLC
                             ----------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                    --------
          (State or other jurisdiction of incorporation or organization of the issuing entity)

                                   86-1169040
                                   ----------
                      (I.R.S. Employer Identification No.)

     194 Wood Avenue South, Iselin, New Jersey                        08830
--------------------------------------------------------------------------------
(Address of principal executive offices of the issuing entity)      (Zip Code)

                                 (732) 205-0600
                     (Telephone number, including area code)

                                    No Change
                                    ---------
           (Former name, former address, if changed since last report)


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                  Registered/reporting pursuant to (check one)
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                                                                  Name of Exchange
    Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  (If Section 12(b))
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Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
         Yes  |X|      No  |_|


Part I  --  DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information

On October 25, 2006 a distribution was made to holders of Chase Mortgage Finance Trust Series 2006-A1.

The distribution report is attached as an Exhibit to this Form 10-D. Please see
Item 9(a), Exhibit 99.1 for the related information.

Part II  --  OTHER INFORMATION

Item 9.  Exhibits

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2006-A1, relating to the October 25, 2006 distribution.

         (b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

                            [SIGNATURE PAGE FOLLOWS]

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
---------------------------------
By: Bruce J. Friedman
Title: Vice President

Date:  October 30, 2006

                                  EXHIBIT INDEX

Exhibit Number           Description
--------------           -----------

EX-99.1 Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2006-A1, relating to the October 25, 2006 distribution.